Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 5,102,714	$ 4,944,307
Less: accumulated amortization	(804,409)	(730,771)
Land use rights, net	$ 4,298,305	$ 4,213,536